LONG-TERM DEBT - OTHERS (Schedule of Maturity Operating Leases Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2025	$ 3,511
2026	3,197
2027	2,539
2028	707
Total	9,954
Less - imputed interest	(192)
Total	$ 9,762	$ 10,355